TAX - Special Oil Gain Levy (Details)	12 Months Ended
	Dec. 31, 2015 $ / barrel	Dec. 31, 2006 $ / barrel	Dec. 31, 2020 level
Disclosure of detailed information about special oil gain levy [line items]
Threshold of Special Oil Gain Levy	65
Number of Special Oil Gain Levy levels | level			5
Maximum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates		40.00%
Minimum [member]
Disclosure of detailed information about special oil gain levy [line items]
Progressive rates		20.00%
Threshold of Special Oil Gain Levy		40